Annual Fund Operating Expenses - LVIP American Growth Fund - Service Class II	May 01, 2021
Operating Expenses:
Management Fee	0.32%	[1]
Distribution and/or Service (12b-1) fees	0.55%
Other Expenses	0.11%	[1]
Total Annual Fund Operating Expenses	0.98%	[2]

[1]	The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Fund and the Master Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table in the most recent shareholder report. The Financial Highlights table reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.